GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) (Common Stock Repurchase Plan)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased	150,000	100,000
Number of shares repurchased	150,000	100,000	76,993